2. LOANS: Troubled Debt Restructurings on Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Tables/Schedules
Troubled Debt Restructurings on Financing Receivables

The following table presents a summary of loans that were restructured during the year ended December 31, 2021.

	Number of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Live Check Consumer Loans	2,303	$4,357,450	$4,265,687
Premier Consumer Loans	476	2,951,288	2,850,034
Other Consumer Loans	12,752	46,992,778	45,056,454
Real Estate Loans	28	346,960	346,735
Sales Finance Contracts	745	4,800,447	4,632,933
Total	16,304	$59,448,923	$57,151,843

TDRs that subsequently defaulted during the year ended December 31, 2021 are listed below.

	Number of Loans	Pre-Modification Recorded Investment

Live Check Consumer Loans	844	$1,568,070
Premier Consumer Loans	99	516,895
Other Consumer Loans	3,094	7,082,463
Real Estate Loans	-	-
Sales Finance Contracts	142	613,181
Total	4,179	$9,780,609

The following table presents a summary of loans that were restructured during the year ended December 31, 2020.

	Number of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Live Check Consumer Loans	2,127	$3,688,912	$3,588,117
Premier Consumer Loans	485	3,185,328	3,090,506
Other Consumer Loans	11,463	41,709,966	39,405,511
Real Estate Loans	39	465,759	453,611
Sales Finance Contracts	846	4,379,561	4,215,137
Total	14,960	$53,429,526	$50,752,882

TDRs that subsequently defaulted during the year ended December 31, 2020 are listed below.

	Number of Loans	Pre-Modification Recorded Investment

Live Check Consumer Loans	787	$1,248,879
Premier Consumer Loans	92	480,080
Other Consumer Loans	2,735	5,523,962
Real Estate Loans	4	27,476
Sales Finance Contracts	183	475,188
Total	3,801	$7,755,585

The following table presents a summary of loans that were restructured during the year ended December 31, 2019.

	Number of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans	18,680	$55,198,024	$52,873,724
Real Estate Loans	50	698,205	695,693
Sales Finance Contracts	870	3,226,704	3,086,441
Total	19,600	$59,122,933	$56,655,858

TDRs that subsequently defaulted during the year ended December 31, 2019 are listed below.

	Number of Loans	Pre-Modification Recorded Investment

Consumer Loans	5,854	$10,583,099
Real Estate Loans	-	-
Sales Finance Contracts	222	546,101
Total	6,076	$11,129,200